Consolidated Statements of Changes in Equity - CAD ($)	Total	Common Stock [Member]	Contributed Surplus [Member]	Accumulated Deficit [Member]
Beginning Balance at Dec. 31, 2014	$ 1,806,220	$ 14,047,244	$ 3,219,355	$ (15,460,379)
Beginning Balance (Shares) at Dec. 31, 2014		5,494,728
Statement [Line Items]
Shares issued for cash	2,645,259	$ 2,645,259
Shares issued for cash (Shares)		853,310
Stock-based compensation	131,714		131,714
Finders fees	(140,960)	$ (193,760)	52,800
Net loss for the year	(5,044,014)			(5,044,014)
Ending Balance at Dec. 31, 2015	(601,781)	$ 16,498,743	3,403,869	(20,504,393)
Ending Balance (Shares) at Dec. 31, 2015		6,348,038
Statement [Line Items]
Shares released from escrow		$ 341,000	(341,000)
Shares released from escrow (Shares)		(60,000)
Shares issued upon exercise of warrants for cash at $2.20	244,997	$ 244,997
Shares issued upon exercise of warrants for cash at $2.20 (Shares)		111,362
Shares issued	584,525	$ 584,525
Shares issued (Shares)		326,763
Stock-based compensation	826,307		826,307
Shares issued 2	4,263,999	$ 4,263,999
Shares issued 2 (Shares)		8,199,999
Finders fees	(214,374)	$ (390,857)	176,483
Shares issued as finder fees		$ (6,240)	6,240
Shares issued as finder fees (Shares)		12,000
Shares issued for debt settlement	374,071	$ 374,071
Shares issued for debt settlement (Shares)		719,368
Net loss for the year	(4,271,294)			(4,271,294)
Ending Balance at Dec. 31, 2016	1,206,450	$ 21,910,238	4,071,899	(24,775,687)
Ending Balance (Shares) at Dec. 31, 2016		15,657,530
Statement [Line Items]
Shares released from escrow		$ 0
Shares released from escrow (Shares)		0
Shares issued upon exercise of warrants for cash at $0.85	371,551	$ 371,551
Shares issued upon exercise of warrants for cash at $0.85 (Shares)		437,118
Shares issued	4,320,497	$ 4,320,497
Shares issued (Shares)		5,347,981
Stock-based compensation	115,800		115,800
Finders fees	(319,965)	$ (420,213)	100,248
Net loss for the year	(6,014,330)			(6,014,330)
Ending Balance at Dec. 31, 2017	$ (319,997)	$ 26,182,073	$ 4,287,947	$ (30,790,017)
Ending Balance (Shares) at Dec. 31, 2017		21,442,629